Consoliated Statement of changes in Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumlulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2017	9,267,948
Beginning Balance, Amount at Dec. 31, 2017	$ 927	$ 14,548,951	$ 126,612	$ (10,338,273)	$ 4,338,217
Imputed interest on stock advances		1,514			1,514
Shares issued for warrants, shares	25,136
Shares issued for warrants, amount	$ 3	(3)
Common stock issued with debentures, shares	228,903
Common stock issued with debentures, amount	$ 22	582,464			582,486
ASU 2017-11 adjustments to the beneficial conversion feature of debentures		2,551,856			2,551,856
Warrants issued with debt		2,951,429			2,951,429
Common stock issued for the purchase of subsidiaries,shares	175,550
Common stock issued to settle deferred purchase consideration	$ 18	5,587,657			5,587,675
Purchase of treasury stock, shares	(225,000)
Purchase of treasury stock, amount	$ (26)	(2,260,948)			(2,260,974)
Foreign currency translation adjustment			(184,043)		(184,043)
Net loss				(3,628,757)	(3,628,757)
Ending Balance, Shares at Dec. 31, 2018	9,442,537
Ending Balance, Amount at Dec. 31, 2018	$ 944	23,962,920	(57,431)	(13,967,030)	9,939,403
Common stock issued with debentures, shares	287,561
Common stock issued with debentures, amount	$ 29	919,795			919,824
Common stock issued for the purchase of subsidiaries,shares	65,298
Common stock issued to settle deferred purchase consideration	$ 7	199,776			196,783
Foreign currency translation adjustment			(130,230)		(130,230)
Net loss				(3,113,952)	(3,113,952)
Ending Balance, Shares at Mar. 31, 2019	9,795,396
Ending Balance, Amount at Mar. 31, 2019	$ 980	25,079,491	(187,661)	(17,080,982)	7,811,828
Beginning Balance, Shares at Dec. 31, 2018	9,442,537
Beginning Balance, Amount at Dec. 31, 2018	$ 944	23,962,920	(57,431)	(13,967,030)	9,939,403
Common stock issued with debentures, shares	1,866,467
Common stock issued with debentures, amount	$ 187	5,972,321			5,972,508
Common stock issued to settle deferred purchase consideration, shares	341,235
Common stock issued to settle deferred purchase consideration, amount	$ 34	1,027,279			1,027,313
Common stock issued to settle liabilities, shares	284,721
Common stock issued to settle liabilities	$ 28	1,009,953			1,009,981
Bonus shares issued to convetible debenture holders, shares	14,082
Bonus shares issued to convetible debenture holders, amount	$ 1	45,064			45,065
Stock based compensation		201,106			201,106
Foreign currency translation adjustment			(119,286)		(119,286)
Net loss				(9,274,805)	(9,274,805)
Ending Balance, Shares at Dec. 31, 2019	11,949,042
Ending Balance, Amount at Dec. 31, 2019	$ 1,194	32,218,643	(176,717)	(23,241,835)	8,801,285
Common stock issued with debentures, shares	123,399
Common stock issued with debentures, amount	$ 12	395,241			395,253
Common stock issued for the purchase of subsidiaries,shares	204,437
Common stock issued to settle deferred purchase consideration	$ 21	842,411			842,432
Foreign currency translation adjustment			(112,030)		(112,030)
Net loss				157,609	157,609
Ending Balance, Shares at Mar. 31, 2020	12,276,878
Ending Balance, Amount at Mar. 31, 2020	$ 1,227	$ 33,575,113	$ (288,747)	$ (23,084,226)	$ 10,203,367